Foreign Exchange Gain (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	$ (2.6)	$ 0.7
Foreign exchange gain (loss)	(234.0)	215.7
CCS - US dollar long-term debt maturities and interest payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	88.3	(39.3)
US dollar long-term debt maturities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	(70.3)	54.6
Translation of US dollar long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	(254.2)	201.2
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	4.3	(0.6)
Unrealized gain (loss)	$ (2.1)	$ (0.2)